Related party transactions (Details) (USD $)	0 Months Ended		3 Months Ended		6 Months Ended							0 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended		3 Months Ended	0 Months Ended	3 Months Ended	9 Months Ended	0 Months Ended					0 Months Ended
	May 15, 2012	May 16, 2012	Sep. 30, 2014 item	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2013	Jun. 18, 2013	Dec. 31, 2013 Promissory Note TLC	Mar. 14, 2013 Promissory Note TLC	Dec. 31, 2012 Promissory Note TLC	Oct. 22, 2013 Promissory Note AEI	Jul. 09, 2014 Common Stock	Dec. 31, 2013 Common Stock	Dec. 31, 2012 Common Stock	Sep. 30, 2014 Richmont Holdings	Dec. 31, 2013 Richmont Holdings	Sep. 30, 2013 Richmont Holdings	Sep. 30, 2014 Richmont Holdings	Sep. 30, 2013 Richmont Holdings	Dec. 31, 2013 Richmont Holdings	Dec. 31, 2012 Richmont Holdings	Dec. 31, 2013 Richmont Holdings Minimum	Sep. 16, 2014 Director Common Stock	Sep. 30, 2014 Actitech, L.P.	Sep. 30, 2014 Actitech, L.P.	Jun. 27, 2014 Tamala L. Longaberger TLC	Jul. 11, 2014 Tamala L. Longaberger AEI	Jul. 02, 2014 Tamala L. Longaberger AEI	Jun. 27, 2014 Tamala L. Longaberger Promissory Note TLC	Jul. 02, 2014 Tamala L. Longaberger Promissory Note Two TLC	Jul. 02, 2014 Tamala L. Longaberger Promissory Note Two AEI	Jul. 11, 2014 Tamala L. Longaberger Promissory Note Three AEI
Related party transactions
Term of agreement																						1 year
Reimbursement fee payable per month																$ 160,000
Expense Reimbursement Fees				460,000	910,000										480,000		480,000	1,440,000	1,390,000	1,870,000	450,000
Amount paid to the related party																								85,030	205,309
Amount lent by the related party																										42,000	800,000	158,000
Principal amount								$ 4,000,000	$ 4,000,000	$ 4,000,000	$ 1,700,000																		$ 42,000	$ 158,000		$ 800,000
Interest rate (as a percent)																													10.00%	10.00%		10.00%
Notice period of nonpayment default of debt																													12 months		12 months	12 months
Common stock, shares issued			24,396,195			24,356,989	24,385,617					5,316	24,356,989	24,385,617
Restricted common stock issued (in shares)	133,334	119,000										5,264											2,605
Number of newly appointed directors			2